Note 21 - Property and Equipment (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Line Items]
Carrying amount of right-of-use assets	€ 3,900	€ 4,000
of which: Real estate leases	3,900	4,000
Of which: Vehicle leases	19	13
Deutsche Bank AG [Member]
Property and Equipment [Line Items]
Carrying value of items of property and equipment on which there is a restriction on sale	1	24
Commitments for the acquisition of property and equipment	24	€ 96
Additions to Right-of-use assets (IFRS 16), mainly new real estate leases	145
Depreciation charges for Right-of-use assets (IFRS 16), mainly resulted from planned consumption for property leases	548
Carrying amount of right-of-use assets	3,900
of which: Real estate leases	3,900
Of which: Vehicle leases	€ 19